Accounts payable and accrued liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Trade accounts payable	$ 42,872	$ 37,956
Accrued payroll	7,937	8,539
Accrued interest	893	961
Income taxes payable	709	876
Other payables	2,381	177
Accounts Payable, Current	$ 54,792	$ 48,509